Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
Our equity awards are currently made in the form of RSUs and PBRSUs. We do not currently grant stock options or stock appreciation rights. We maintain the following equity award grant practices:

•	Annual equity awards are granted on March 1 st of each year.

•	In the case of awards made to newly-hired employees, equity awards are granted on the 15 th of the month following the month of the employee’s start date.

•	Off-cycle equity awards, including retention and promotion awards, are also granted on the 15 th of the month.
Equity awards granted to our NEOs, Section 16 officers and any employee with a title of Executive Vice President or above are approved by the Compensation Committee. Equity awards granted to non-executive
employees, including any Senior Vice President or below who is not a Section 16 officer, are approved by our
Non-Officer
Equity Committee (the sole member of which is our CEO), with oversight from the Compensation Committee, which reviews and approves projected equity usage at the beginning of each year.
We do not grant equity awards in anticipation of the release of material non-public
information, and the release of material
non-public
information is not timed on the basis of equity grant dates.

Award Timing Method
•	Annual equity awards are granted on March 1 st of each year.

•	In the case of awards made to newly-hired employees, equity awards are granted on the 15 th of the month following the month of the employee’s start date.

•	Off-cycle equity awards, including retention and promotion awards, are also granted on the 15 th of the month.

MNPI Disclosure Timed for Compensation Value	false